United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	October 15,2009

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	176609 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1804    24440 SH       Sole                     3575             20865
AT & T Corp.                   COM              00206R102      524    19382 SH       Sole                     1272             18110
Abbott Laboratories            COM              002824100     1064    21500 SH       Sole                                      21500
Alcoa Inc.                     COM              013817101     2294   174850 SH       Sole                    23900            150950
Anadarko Petroleum             COM              032511107     6993   111475 SH       Sole                    15600             95875
Atmos Energy Corp              COM              049560105     1992    70700 SH       Sole                                      70700
AvalonBay Communities          COM              053484101      377     5179 SH       Sole                     1823              3356
BHP Billiton LTD ADR           COM              088606108     3763    57000 SH       Sole                     5400             51600
BP Amoco PLC ADR               COM              055622104      470     8832 SH       Sole                     5394              3438
Barrick Gold Corp              COM              067901108     8029   211848 SH       Sole                    24614            187234
Baxter Int'l                   COM              071813109      410     7200 SH       Sole                     7200
Berkshire Hathaway CL B        COM              084670207     1671      503 SH       Sole                      107               396
CVS/Caremark Corp.             COM              126650100     5698   159430 SH       Sole                    28400            131030
Chevron Corp.                  COM              166764100      561     7965 SH       Sole                                       7965
Cintas Corp                    COM              172908105      249     8225 SH       Sole                                       8225
Cisco Systems                  COM              17275R102      905    38425 SH       Sole                     3800             34625
Colgate Palmolive              COM              194162103      773    10128 SH       Sole                     4303              5825
Conocophillips                 COM              20825C104     2642    58512 SH       Sole                    10000             48512
Consol Edison Co.              COM              209115104      300     7325 SH       Sole                                       7325
Corning                        COM              219350105     3860   252150 SH       Sole                    31250            220900
Costco Wholesale Corp.         COM              22160k105      907    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     7279   108116 SH       Sole                    11100             97016
Dow Chemical                   COM              260543103     2844   109100 SH       Sole                    14500             94600
DuPont                         COM              263534109     3950   122912 SH       Sole                    11100            111812
Duke Energy Corp.              COM              26441C105     3064   194657 SH       Sole                    11316            183341
EMC Corp.                      COM              268648102     1618    94950 SH       Sole                    21600             73350
EOG Resources, Inc.            COM              26875P101     1111    13300 SH       Sole                     4200              9100
Exxon Mobil                    COM              30231G102     1138    16587 SH       Sole                     3000             13587
Fedex Corp.                    COM              31428X106      237     3150 SH       Sole                      500              2650
First M&F Corp.                COM              320744105       28    10000 SH       Sole                                      10000
General Electric               COM              369604103     4078   248373 SH       Sole                    47342            201031
General Mills                  COM              370334104      522     8106 SH       Sole                     2506              5600
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4638   117400 SH       Sole                    12400            105000
Halliburton Co.                COM              406216101      911    33600 SH       Sole                     1100             32500
Helmerich & Payne Inc.         COM              423452101     6969   176300 SH       Sole                    31700            144600
Hewlett-Packard                COM              428236103      305     6452 SH       Sole                                       6452
Home Depot Inc.                COM              437076102      368    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     4699   126493 SH       Sole                    20518            105975
Hugoton Royalty TR             COM              444717102      851    47500 SH       Sole                     1100             46400
Int'l Bus Machines             COM              459200101      809     6760 SH       Sole                     1450              5310
Intel                          COM              458140100     2098   107216 SH       Sole                    30645             76571
International Paper            COM              460146103     3641   163788 SH       Sole                    21700            142088
JP Morgan Chase & Co.          COM              46625H100      342     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6519   107058 SH       Sole                    20400             86658
Kimberly-Clark                 COM              494368103     5000    84775 SH       Sole                    11400             73375
Lilly, Eli                     COM              532457108     1643    49750 SH       Sole                     9900             39850
MDU Resources Group            COM              552690109     4301   206275 SH       Sole                    23800            182475
Medtronic Inc.                 COM              585055106      530    14401 SH       Sole                     2000             12401
Merck & Co.                    COM              589331107     2257    71350 SH       Sole                    19300             52050
Microsoft                      COM              594918104     3982   154808 SH       Sole                    27300            127508
National Fuel Gas              COM              636180101      937    20450 SH       Sole                     5800             14650
Nestle S A ADR                 COM              641069406     3272    76637 SH       Sole                    20825             55812
Newmont Mining Corp.           COM              651639106     4442   100900 SH       Sole                    14100             86800
Novartis AG ADR                COM              66987V109     5148   102190 SH       Sole                    13900             88290
Paccar Inc.                    COM              693718108      455    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107      875    30111 SH       Sole                     5337             24774
Pfizer Inc.                    COM              717081103     4141   250202 SH       Sole                    37800            212402
Philips Elec ADR               COM              500472303     2430    99750 SH       Sole                    16700             83050
Plum Creek Timber              COM              729251108      408    13300 SH       Sole                     2400             10900
Procter & Gamble               COM              742718109     6396   110433 SH       Sole                    15082             95351
Questar Corp.                  COM              748356102      916    24400 SH       Sole                     9500             14900
SCANA Corp.                    COM              80589M102     2131    61050 SH       Sole                      700             60350
Schlumberger, Ltd.             COM              806857108     4796    80478 SH       Sole                    12800             67678
Southern Co.                   COM              842587107     4267   134725 SH       Sole                    15000            119725
Stryker                        COM              863667101      447     9850 SH       Sole                     2600              7250
Sysco                          COM              871829107      234     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     6844   238640 SH       Sole                    28100            210540
United Technologies            COM              913017109     1977    32451 SH       Sole                     8700             23751
Walgreen Co.                   COM              931422109     3701    98760 SH       Sole                    21850             76910
Wyeth                          COM              983024100      455     9370 SH       Sole                                       9370
Exxon Mobil                    COM              30231G102      274     4000 SH       Sole                                       4000
Int'l Bus Machines             COM              459200101      753     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      293      225 SH       Sole                      225